RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - Pro Forma [Member]	Dec. 31, 2022 USD ($)
Total assets (approximate)	$ 7,070.000
Total liabilities (approximate)	1,730,000
Net acquired tangible assets	5,340,000
Goodwill and other intangible assets	4,900,000
Allocation of the Estimated Transaction Consideration	$ 10,240,000